Revenue - AbbVie Collaboration Agreement (Details) kr in Millions, $ in Millions		1 Months Ended		6 Months Ended
	Jun. 10, 2020 DKK (kr) item	Jul. 31, 2020 DKK (kr)	Jul. 31, 2020 USD ($)	Jun. 30, 2021 DKK (kr)	Jun. 30, 2020 DKK (kr)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue				kr 3,553	kr 6,343
License fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue					4,398
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment		kr 4,911	$ 750
Revenue				kr 245	4,398
Number of delivery license programs | item	3
Performance obligation Revenue recognition period	7 years
AbbVie | Performance obligations satisfied over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract transaction price	kr 513
AbbVie | License fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue					kr 4,398